Employee Benefits - Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 194,469	₩ 204,668	₩ 195,850
Past service cost	(32,006)	(25,749)
Net interest cost	534	961	2,391
Expenses related to defined benefit plans	162,997	179,880	198,241
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	119,147	134,879	158,418
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	10,600	11,045	11,114
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	18,360	19,472	16,287
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 14,890	₩ 14,484	₩ 12,422